As filed with the Securities and Exchange Commission on August 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7919

Bremer Investment Funds, Inc.
(Exact name of registrant as specified in charter)

445 Minnesota St.
Suite 2000
St. Paul, Minnesota 55101
(Address of principal executive offices) (Zip code)

Joel W. Reimers
445 Minnesota St.
Suite 2000
St. Paul, Minnesota 55101
(Name and address of agent for service)

(320) 255-7174
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - June 30, 2005 (Unaudited)

Bond Fund

		LONG-TERM INVESTMENTS - 94.2%

		CORPORATE BONDS & NOTES - 25.8%

Principal
Amount			Value

		Agricultural Operations - 2.7%
$ 210,000		Cargill, Incorporated (Acquired 3/26/01, Cost $206,976)
		6.150%, 02/25/2008 (a)	$ 220,644
2,000,000		Cargill, Incorporated (Acquired 12/12/00, Cost $1,943,357)
		6.300%, 04/15/2009 (a)	2,139,530
			2,360,174

		Athletic Footwear - 1.2%
		Nike, Inc.
1,000,000		5.500%, 08/15/2006	1,018,671

		Banking & Financial Services - 8.6%
1,000,000		Associates Corporation, N.A.
		6.250%, 11/01/2008	1,064,748
1,000,000		Bank of America Corporation
		4.875%, 09/15/2012	1,030,050
500,000		General Motors Acceptance Corporation
		4.100%, 07/16/2007 *	482,764
1,000,000		The Goldman Sachs Group Inc.
		6.600%, 01/15/2012	1,112,902
1,000,000		Lehman Brothers Holdings Inc.
		6.250%, 05/15/2006	1,018,573
1,540,000		Wachovia Bank NA-Charlotte #
		6.180%, 02/15/2036	1,844,093
1,000,000		Wells Fargo & Company
		5.125%, 09/01/2012	1,033,407
			7,586,537

		Chemicals - 1.1%
1,000,000		E.I. Du Pont De Nemours
		4.125%, 04/30/2010	1,001,685

		Energy - 3.6%
2,000,000		BP Capital Markets Plc [f]
		2.750%, 12/29/2006	1,968,728
1,000,000		Duke Energy Corp.
		5.375%, 01/01/2009	1,034,550
150,000		Exxon Capital Corporation
		6.000%, 07/01/2005	150,000
			3,153,278

		Food, Beverage & Tobacco - 1.6%
1,000,000		Hormel Foods Corporation
		6.625%, 06/01/2011	1,122,692
235,000		PepsiCo, Inc.
		5.750%, 01/15/2008	244,580
			1,367,272

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - June 30, 2005 (Unaudited)

Bond Fund

		Insurance - 3.4%
2,000,000		Berkshire Hathaway Finance Corp.
		3.375%, 10/15/2008	1,947,268
1,000,000		The St. Paul Travelers Companies, Inc.
		7.370%, 08/20/2007	1,066,756
			3,014,024

		Manufacturing - 1.3%
1,000,000		Honeywell International, Inc.
		7.500%, 03/01/2010	1,140,572

		Publishing - 1.2%
1,000,000		The Washington Post Company
		5.500%, 02/15/2009	1,044,415

		Technology - 1.1%
1,000,000		International Business Machines Corporation (IBM)
		4.875%, 10/01/2006	1,010,956

		TOTAL CORPORATE BONDS & NOTES (Cost $21,876,365)	$ 22,697,584

		U.S. GOVERNMENT AGENCY & AGENCY-BACKED ISSUES - 48.6%

		Fannie Mae
1,500,000		6.250%, 02/01/2011	1,645,599
2,000,000		5.250%, 08/01/2012	2,111,212
			3,756,811

		Federal Home Loan Bank (FHLB)
1,000,000		3.500%, 09/23/2009 # **	996,930
1,000,000		3.875%, 06/14/2013	982,572
			1,979,502

		Federal Home Loan Mortgage Corporation (FHLMC),
		Participation Certificates
74,306		Pool #E00856, 7.500%, 06/01/2015	78,672
47,959		Pool #G11072, 7.500%, 12/01/2015	50,777
207,243		Pool #E00961, 6.000%, 04/01/2016	214,348
950,765		Pool #E01343, 5.000%, 04/01/2018	962,500
842,025		Pool #B12056, 4.500%, 02/01/2019	839,271
1,559,055		Pool #B12781, 4.000%, 03/01/2019	1,527,102
110,556		Pool #C90290, 7.000%, 08/01/2019	116,762
			3,789,432

		Federal National Mortgage Association (FNMA),
		Pass-Thru Certificates
49,443		Pool #001989, 7.600%, 10/25/2019	52,717
134,999		Pool #532561, 8.000%, 05/01/2015	144,337
237,047		Pool #303922, 6.000%, 05/01/2016	245,037
280,454		Pool #545300, 5.500%, 11/01/2016	288,198
1,205,965		Pool #254721, 5.000%, 05/01/2018	1,220,798
694,798		Pool #752031, 5.000%, 10/01/2018	703,343
862,370		Pool #765251, 4.000%, 03/01/2019	845,391
146,732		Pool #211830, 5.750%, 04/01/2023	149,970
66,702		Pool #323380, 6.500%, 10/01/2028	69,288
			3,719,079

		Freddie Mac
1,500,000		3.000%, 03/27/2009 # **	1,494,282
1,000,000		4.375%, 07/30/2009	1,000,008
2,000,000		5.875%, 03/21/2011	2,159,072
			4,653,362

		Government National Mortgage Association (GNMA)
237,941		Pool #521580, 7.000%, 11/15/2014	250,391
146,229		Pool #520754, 7.000%, 07/15/2015	153,875
170,458		Pool #520763, 7.000%, 07/15/2015	179,371
158,013		Pool #492995, 6.000%, 11/15/2028	163,401
333,284		Pool #780941, 6.000%, 12/15/2028	344,640
55,894		Pool #781029, 6.500%, 05/15/2029	58,515

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - June 30, 2005 (Unaudited)

Bond Fund

		Government National Mortgage Association (GNMA) (continued)
269,451		Pool #542643, 6.000%, 03/15/2031	278,349
527,335		Pool #564700, 6.000%, 07/15/2031	544,749
245,030		Pool #564153, 6.500%, 07/15/2031	256,285
123,431		Pool #584332, 7.000%, 08/15/2031	130,780
645,472		Pool #575885, 6.000%, 12/15/2031	666,787
311,665		Pool #552242, 6.500%, 12/15/2031	325,980
171,880		Pool #569421, 7.500%, 05/15/2032	184,245
53,623		Pool #581988, 8.000%, 05/15/2032	57,943
1,407,284		Pool #552966, 5.500%, 12/15/2032	1,439,662
197,287		Pool #602629, 5.500%, 01/15/2033	201,759
230,943		Pool #602637, 5.500%, 02/15/2033	236,178
1,487,527		Pool #592008, 5.000%, 05/15/2033	1,501,652
382,575		Pool #553320, 6.000%, 06/15/2033	395,040
1,541,667		Pool #620461, 5.000%, 08/15/2033	1,556,306
855,074		Pool #581564, 5.000%, 09/15/2033	863,193
1,544,776		Pool #594109, 5.000%, 09/15/2033	1,559,445
679,187		Pool #429780, 5.500%, 12/15/2033	694,583
			12,043,129

		Government National Mortgage Association (GNMA)
		Adjustable Rate Mortgage (ARM)
532,363		Pool #080546, 3.000%, 10/20/2031	540,329
570,154		Pool #080579, 4.000%, 02/20/2032	578,165
465,186		Pool #080587, 4.500%, 03/20/2032	475,133
100,856		Pool #080589, 4.625%, 03/20/2032	102,150
1,306,637		Pool #080626, 3.500%, 08/20/2032	1,315,547
942,637		Pool #080636, 3.500%, 09/20/2032	951,634
448,793		Pool #080665, 4.625%, 01/20/2033	453,587
1,009,257		Pool #080675, 4.625%, 02/20/2033	1,020,029
938,468		Pool #080686, 3.375%, 04/20/2033	950,907
1,185,443		Pool #080701, 3.375%, 06/20/2033	1,196,928
942,246		Pool #080704, 3.500%, 06/20/2033	958,665
1,332,560		Pool #080779, 3.500%, 12/20/2033	1,342,775
1,269,841		Pool #080846, 4.500%, 03/20/2034	1,284,727
576,114		Pool #080904, 4.000%, 05/20/2034	584,900
988,451		Pool #080937, 4.000%, 06/20/2034	1,003,575
			12,759,051

		TOTAL U.S. GOVERNMENT AGENCY & AGENCY-BACKED ISSUES
		(Cost $42,293,763)	$ 42,700,366

		U.S. TREASURY OBLIGATIONS - 15.9%

		U.S. Treasury Bonds - 12.5%
1,500,000		6.500%, 08/15/2005	1,506,564
3,000,000		10.750%, 08/15/2005	3,028,479
1,000,000		3.875%, 05/15/2009	1,006,094
1,000,000		3.625%, 07/15/2009	996,993
1,000,000		5.750%, 08/15/2010	1,093,243
1,000,000		5.000%, 02/15/2011	1,062,774
1,000,000		4.375%, 08/15/2012	1,037,422
500,000		4.000%, 02/15/2014	503,165
600,000		7.500%, 11/15/2016	786,586
			11,021,320

		U.S. Treasury Notes - 3.4%
2,000,000		2.000%, 05/15/2006	1,975,002
1,030,000		2.375%, 08/15/2006	1,016,884
			2,991,886

		TOTAL U.S. TREASURY OBLIGATIONS
		(Cost $14,740,831)	$ 14,013,206

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - June 30, 2005 (Unaudited)

Bond Fund

		ASSET BACKED SECURITIES - 0.6%

500,000		CitiFinancial Mortgage Securities, Inc.
		Series #2003-4, 3.221%, 10/25/2033	$ 494,747

		TOTAL ASSET BACKED SECURITIES
		(Cost $495,352)	494,747

		COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%

1,000,000		Banc of America Commercial Mortgage Inc.
		Series #2004-1, 4.429%, 11/10/2039	998,828
1,000,000		GNMA Remic Trust 2004-76
		Pool #G2SF55, 5.000%, 04/20/2030	1,005,273
918,030		JP Morgan Chase Commercial Mortgage Securities Corp.
		Series #2003-LN, 4.134%, 10/15/2037	910,521

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $2,932,736)	2,914,622

		SHORT TERM INVESTMENTS - 5.2%

Shares		INVESTMENT COMPANY - 5.2%

4,621,223		First American Prime Obligations Fund *, 2.8810%	4,621,223

		TOTAL SHORT TERM INVESTMENTS
		(Cost $4,621,223)	4,621,223

		TOTAL INVESTMENTS - 99.4%
		(Cost $86,960,270)	87,441,748

		Assets in Excess of Liabilities - 0.6%	512,103

		TOTAL NET ASSETS - 100.00%	$ 87,953,851

		Percentages are stated as a percent of net assets.

	[f]	Foreign
	(a)	Restricted under Rule 144A of the Securities Act of 1933. At June 30, 2005 the value of the securities amounted to $2,360,174 or 2.7% of net assets.
	#	Callable
	*	Variable rate security. The rate listed is as of June 30, 2005.
	**	Step-up coupon security. The rate listed is as of June 30, 2005.

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - June 30, 2005 (Unaudited)

Growth Stock Fund

Shares			Value
		COMMON STOCKS - 98.0%

		Air Freight & Logistics - 1.5%
15,000		United Parcel Service, Inc.	$ 1,037,400

		Banking & Financial Services - 10.8%
20,000		American Express Company	1,064,600
38,000		Citigroup, Inc.	1,756,740
30,000		J.P. Morgan Chase & Co.	1,059,600
35,000		Mellon Financial Corporation	1,004,150
10,000		Merrill Lynch & Co., Inc.	550,100
30,000		US Bancorp	876,000
15,000		Wells Fargo & Company	923,700
			7,234,890

		Business Services - 1.8%
30,000		First Data Corporation	1,204,200

		Capital Goods - 10.5%
15,000		3M Co.	1,084,500
26,000		Dover Corporation	945,880
15,000		Emerson Electric Co.	939,450
70,000		General Electric Company	2,425,500
12,000		Ingersoll-Rand Co. [f]	856,200
15,000		W.W. Grainger, Inc.	821,850
			7,073,380

		Chemicals - 1.4%
30,000		Ecolab Inc.	970,800

		Communication & Media - 4.1%
25,000		QUALCOMM, Inc.	825,250
60,000		Time Warner Inc. *	1,002,600
30,000		Viacom, Inc. - Class B	960,600
			2,788,450

		Cosmetics & Toiletries - 2.6%
15,000		Avon Products, Inc.	567,750
10,000		Kimberly-Clark Corporation	625,900
10,000		Procter & Gamble Company	527,500
			1,721,150

		Drugs - 5.6%
15,000		Eli Lilly & Co.	835,650
65,000		Mylan Laboratories Inc.	1,250,600
60,000		Pfizer, Inc.	1,654,800
			3,741,050

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - June 30, 2005 (Unaudited)

Growth Stock Fund

		Energy - 7.1%
17,000		BP PLC ADR	1,060,460
15,000		ChevronTexaco Corporation	838,800
25,000		Exxon Mobil Corporation	1,436,750
14,000		Nabors Industries Ltd. * [f]	848,680
8,000		Schlumberger Limited [f]	607,520
			4,792,210

		Food & Beverages & Tobacco - 1.6%
20,000		PepsiCo, Inc.	1,078,600

		Health Care - 6.0%
20,000		Amgen, Inc. *	1,209,200
30,000		Medtronic, Inc.	1,553,700
24,000		Quest Diagnostics Incorporated	1,278,480
			4,041,380

		Insurance - 3.8%
20,000		AFLAC INCORPORATED	865,600
18,750		American International Group, Inc.	1,089,375
15,000		The St. Paul Travelers Companies, Inc.	592,950
			2,547,925

		Medical Products - 4.2%
20,000		Biomet, Inc.	692,800
30,000		Boston Scientific Corporation *	810,000
20,000		Johnson & Johnson	1,300,000
			2,802,800

		Oil & Gas Equipment & Services - 2.0%
15,000		BJ Services Co.	787,200
10,000		Transocean Inc. * [f]	539,700
			1,326,900

		Restaurants - 1.4%
35,000		McDonald's Corporation	971,250

		Retail - General - 11.0%
18,000		Best Buy Co., Inc.	1,233,900
30,000		CVS Corporation	872,100
20,000		Kohl's Corporation *	1,118,200
25,000		Target Corporation	1,360,250
35,000		Walgreen Co.	1,609,650
25,000		Wal-Mart Stores, Inc.	1,205,000
			7,399,100

		Software - 4.9%
10,000		Cognos, Inc. * [f]	341,400
75,000		Microsoft Corporation	1,863,000
80,000		Oracle Corporation *	1,056,000
			3,260,400

		Speciality Retail - 0.5%
10,000		Coach, Inc. *	335,700

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - June 30, 2005 (Unaudited)

Growth Stock Fund

		Technology - 10.1%
35,000		Accenture Ltd. - Class A * [f]	793,450
25,000		American Power Conversion Corporation	589,750
50,000		Cisco Systems, Inc. *	955,500
30,000		Dell Inc. *	1,185,300
45,000		Intel Corporation	1,172,700
15,000		International Business Machines Corporation (IBM)	1,113,000
35,000		Texas Instruments Incorporated	982,450
			6,792,150

		Telecommunications - 1.8%
17,142		ADC Telecommunications, Inc. *	373,182
50,000		Nokia OYJ ADR	832,000
			1,205,182

		Travel & Recreation - 5.3%
15,000		Carnival Corporation [f]	818,250
10,000		Marriott International, Inc. - Class A	682,200
50,000		Southwest Airlines Co.	696,500
55,000		The Walt Disney Company	1,384,900
			3,581,850

		TOTAL COMMON STOCKS (Cost $49,110,757)	$ 65,906,767

Principal
Amount			Value
		SHORT TERM INVESTMENTS - 1.9%

		Commercial Paper - 0.4%
$ 250,000		Ford Motor Credit Commercial Paper, 3.5996%, 07/12/2005	$ 249,725

Shares		Money Market Fund - 1.5%
1,015,403		First American Prime Obligations Fund, 2.8110%**	1,015,403

		TOTAL SHORT TERM INVESTMENTS (Cost $1,265,128)	$ 1,265,128

		TOTAL INVESTMENTS (Cost $50,375,885) - 99.9%	$ 67,171,895

		Assets in Excess of Liabilities - 0.1%	73,782

		TOTAL NET ASSETS - 100.00%	$ 67,245,677

		Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	*	Non Income Producing
	[f]	Foreign
	**	Variable rate security. The rate listed is as of June 30, 2005.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report on Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bremer Investment Funds, Inc.

By (Signature and Title) /s/ Joel W. Reimers
Joel W. Reimers, President

Date   August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel W. Reimers
Joel W. Reimers, President

Date   August 29, 2005

By (Signature and Title)*  /s/ Richard A. DiNello
Richard A. DiNello, Treasurer

Date  August 25, 2005

* Print the name and title of each signing officer under his or her signature.